Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT AND REVENUE ANALYSIS

17 SEGMENT AND REVENUE ANALYSIS

The Company operates in healthcare related business which can be divided into 3 main segments, insurance brokerage services, off-line hospital and clinic services, and telemedicine and digital assets business. Insurance brokage represent the business of Aaliance. Hospital & Clinic segment includes the business of 6D, Changxing, Mengzhou, Tianhu and Kangning. Telemedicine & Digital segment includes the business of Zhichao, Chain, Baihuabaihui, and Dnurse.

The following table summarizes the revenue generated from different revenue segments:

	For the year ended December 31, 2022
	Insurance Brokage	Hospital & Clinic	Telemedicine & Digital	Unallocated	Total
Revenue	14,327,161	40,027,981	3,704,883	—	58,060,025
Operating loss	(438,664)	1,682,184	(1,250,146)	(737,139,678)	(737,146,304)
Net loss from continuing business	(243,964)	617,487	(1,235,367)	(896,133,209)	(896,995,054)
	As of December 31, 2022
	Insurance Brokage	Hospital & Clinic	Telemedicine & Digital	Unallocated	Total
Current assets	9,181,053	15,292,954	1,966,907	—	26,440,914
Non-current assets	880,995	31,717,463	604,157	(6,653,707)	26,548,907
Total assets	10,062,047	50,381,640	2,571,064	(6,653,707)	52,989,821
Total liability	11,243,984	29,472,469	1,547,450	16,706,254	58,970,157
Majority shareholder’s equity/(deficit)	(1,729,269)	17,588,064	1,042,143	(32,499,665)	(15,598,728)
Non-controlling interest	547,332	(50,115)	(18,529)	9,139,704	9,618,392